Related Party Transactions - Partnership Subsidiaries (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended	12 Months Ended
	Dec. 31, 2019	Apr. 01, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Advances from affiliates					$ 7,960	$ 4,153
Advances from affiliates (note 12b)					5,886	12,426
Noncontrolling Interest, Decrease from Redemptions or Purchase of Interests		$ 2,200	$ (462)	$ 2,700
Advances to affiliates
Related Party Transaction [Line Items]
Advances from affiliates					8,000	4,200
Advances from affiliates (note 12b)					$ 5,900	$ 12,400
Subsidiaries of Teekay LNG [Member]
Related Party Transaction [Line Items]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest	1.00%
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest	1.00%